Research and development expenses (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Research and development expenses	$ 37,178	$ 91,772	$ 74,040
Program funding (note 16)	(604)	(640)	(842)
Research and development	$ 36,574	$ 91,132	$ 73,198